RELATED PARTY TRANSACTIONS AND BALANCES (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Salaries, Benefits, And Consulting Fees	$ 320	$ 296	$ 613	$ 580
Share-based Payments	507	649	894	970
Total Key Management Personnel Compensation	$ 827	$ 945	$ 1,507	$ 1,550